Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,549	$ 1,887	$ 1,306
Financial assets at fair value through profit or loss [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	17	34	16
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	959	1,585	1,118
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 573	$ 268	$ 172